ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)						1 Months Ended
	Mar. 28, 2025 CNY (¥)	Dec. 10, 2024 CNY (¥)	Nov. 28, 2024 CNY (¥)	Sep. 15, 2023 USD ($) $ / shares shares	Mar. 01, 2023 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 15, 2023 shares	Feb. 28, 2023 $ / shares shares	Mar. 14, 2022 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subdivision of shares description					the Company effected a one thousand-for-one subdivision of shares to shareholders
Common stock shares issued					50,000,000			11,892,744	8,630,000	6,400,000	50,000	5,700,000
Common stock shares authorized					50,000,000			50,000,000	50,000,000	50,000,000	50,000
Common stock, par value | $ / shares					$ 0.001			$ 0.001	$ 0.001		$ 1	$ 0.001
Number of shares surrendered and cancelled					44,300,000
Dividend shares issued				700,000
Fair value of common stock dividends | $				$ 2,212,000
Dividend shares price per share | $ / shares				$ 3.16
Common stock shares outstanding								11,892,744	7,780,000	6,400,000
Guangzhou LOBO [Member] | Yang Chengliang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer equity price | ¥			¥ 18,000
Wuxi Jinbang [Member] | Wang Jiaqian [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer equity price | ¥		¥ 9,180,000
Equity ownership sale percentage		85.00%
Beijing LOBO [Member] | Guo Yafang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer equity price | ¥	¥ 27,000,000
Supplemental Agreement [Member] | Jiangsu LOBO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount						$ 1,437,646	¥ 10,000,000